SHORT TERM INVESTMENT	12 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
SHORT TERM INVESTMENT

Note 3 — SHORT TERM INVESTMENT

As of June 30, 2025 and 2024, the balance of short-term investment amounted to $1,345,154 and nil, respectively. These investments primarily consisted of the marketable securities purchased on the open market through securities companies.

For the year ended June 30, 2025, the Company recognized investment income of $36,965 from the sale of marketable securities and recorded a net unrealized gain of $14,742 in the consolidated statement of income and comprehensive income.